Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Current
Federal		$ (248)
State		908
Foreign		8,099
Total current tax provision		8,759
Deferred
Federal		(9,634)
State		(1,246)
Foreign		(3,135)
Total deferred tax provision		(14,015)
Increase (decrease) in valuation allowance
Net deferred tax provision		(14,015)
Provision (benefit) for income taxes		$ (5,256)			$ (5,256)
Predecessor [Member]
Current
Federal						$ 8,058	$ 5,288
State				879		2,564	2,017
Foreign				11,397		15,130	14,414
Total current tax provision				12,276		25,752	21,719
Deferred
Federal				(5,868)		(14,912)	(9,265)
State				(1,506)		(2,215)	(1,737)
Foreign				(1,659)		(6,616)	(7,048)
Total deferred tax provision				(9,033)		(23,743)	(18,050)
Increase (decrease) in valuation allowance							(261)
Net deferred tax provision				(9,033)		(23,743)	(18,311)
Provision (benefit) for income taxes	$ 7,900		$ 7,200	$ 3,243	$ 3,243	$ 2,009	$ 3,408